Deposits by Banks	12 Months Ended
Dec. 31, 2021
Disclosure Of Deposits From Banks [Abstract]
Deposits by Banks
24. DEPOSITS BY BANKS

		Group
	2021	2020
	£m	£m
Items in the course of transmission	414	375
Deposits held as collateral	931	2,063
Other deposits(1)	32,507	18,519
Amounts due to Santander UK subsidiaries	3	1
	33,855	20,958
(1)Includes drawdown from the TFS of £0.0bn (2020: £6.3bn) and drawdown from the TFSME of £31.9bn (2020: £11.7bn).